Other Income/(Expenses), Net	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
Other Income/(Expenses), Net
20.	Other Income/(Expenses), net
In 2022, one of our material subsidiaries and one of the Key VIEs paid fines of RMB
82.8
million in aggregate as a result of alleged fraudulent advertisements that an advertising customer placed on the Company’s online platform.

In November 2022, one of our VIE has been ordered by local police to pay an amount of RMB10.0 million (US$1.4 million) in connection with investigation on alleged fraudulent conduct of an advertising agent which has placed advertisements on one of our mobile applications (Note 24(d)).
In 2021, the Company deconsolidated one of its subsidiaries when a third-party investor purchased
60
% of the subsidiary’s equity ownership. On the date the subsidiary was deconsolidated, the Company recorded the difference of RMB
23.1
million between the fair value consideration received and the carrying value of the subsidiary’s net assets as a disposal gain in Other Income /(Expenses).